Shareholder Report, Holdings (Details) - DGA Core Plus Absolute Return ETF	Jul. 31, 2026
ProShares Short S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Vanguard Morningstar Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
State Street SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
State Street SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Vanguard Morningstar Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
iShares MSCI ACWI ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab US Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
State Street SPDR Portfolio S&P 500 High Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab US Broad Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%